Capital Structure and Financial Matters - Share Capital (Details) kr / shares in Units, kr in Thousands, $ in Thousands	Dec. 31, 2020 DKK (kr) kr / shares shares	Dec. 31, 2020 USD ($) shares	Aug. 10, 2020 kr / shares	Dec. 31, 2019 DKK (kr) kr / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 DKK (kr) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 DKK (kr) shares	Dec. 31, 2017 USD ($) shares
Disclosure of classes of share capital [line items]
Share capital | $		$ 7,038			$ 9,362		$ (931)		$ 2,550
Share capital
Disclosure of classes of share capital [line items]
Share capital	kr 16,198	$ 2,648		kr 15,184	$ 2,481	kr 12,917	$ 2,113	kr 12,917	$ 2,113
Ordinary shares
Disclosure of classes of share capital [line items]
Allotted, called up and fully paid shares | shares	16,198,668	16,198,668		15,184,152	15,184,152	12,917,016	12,917,016	12,917,016	12,917,016
Nominal value per share | kr / shares	kr 1		kr 1	kr 1